Financial Instruments	12 Months Ended
Dec. 31, 2019
Financial Instruments [Abstract]
FINANCIAL INSTRUMENTS

NOTE 10:-  FINANCIAL INSTRUMENTS

a.	Financial assets:

	December 31,
	2019	2018
	USD
Financial assets at fair value through profit or loss (classified as Level 1 in the fair value hierarchy):

Short-term investment	$64	$273

b.	Financial liabilities, interest-bearing loans and borrowings:

	December 31,
	2019	2018
	USD
Other financial liabilities at amortized cost:

Trade payable	$2,156	$1,071
Other account payable	610	1,122
Warrants exercisable into shares	1,566	-

	$4,332	$2,193

c.	Financial risks factors:

The Group's activities expose it to foreign exchange risk. The Company's comprehensive risk management plan focuses on activities that reduce to a minimum any possible adverse effects on the Group's financial performance.

The Company's management identifies and manages financial risks.

d.	Foreign exchange risk:

The Company is exposed to foreign exchange risk resulting from the exposure to different currencies, mainly the NIS. Foreign exchange risk arises on recognized assets and liabilities that are denominated in a foreign currency other than the functional currency.

The Group acts to reduce the foreign exchange risk by managing an adequate part of the available liquid sources in or linked to the NIS.

Foreign currency sensitivity analysis:

The following table demonstrates the sensitivity test to a reasonably possible change of NIS exchange rates, with all other variables held constant. A 10% strengthening of the NIS would have increased equity and the income statement by the amounts shown below. The Company's exposure to foreign currency changes for all other currencies is immaterial.

	December 31, 2019	December 31, 2018

Linked to NIS	9	32

e.	Fair value:

The carrying amount of cash and cash equivalents, Short-term investments, trade payables and other accounts payable approximate their fair value.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. To increase the comparability of fair value measures, the following hierarchy prioritizes the inputs to valuation methodologies used to measure fair value:

Level 1 - Valuations based on unadjusted quoted prices for identical assets and liabilities in active markets.

Level 2 - Valuations based on observable inputs other than quoted prices included in Level 1, such as quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active, or other inputs that are observable or can be corroborated by observable market data.

Level 3 - Valuations based on unobservable inputs reflecting assumptions, consistent with reasonably available assumptions made by other market participants. These valuations require significant judgment.

The Company's short-term investment are classified as Level 1 in the fair value hierarchy, and measured at fair value on a recurring basis.

The Company's warrants exercisable into shares liability are classified as Level 3 in the fair value hierarchy, and measured at fair value on a recurring basis.

Fair value measurements using significant unobservable inputs (Level 3):

USD

Balance at December 31, 2017	-

Changes in values of warrants exercisable into shares liability	-

Balance at December 31, 2018	-

Fair value of warrants at issuance date	4,603
Changes in values of warrants exercisable into shares liability	(3,037)

Balance at December 31, 2019	1,566

The fair value of warrants granted was valued by using the Black-Scholes call option pricing model. Fair values were estimated using the following assumptions for the warrants call option (range of annualized percentages):

December 31,
2019

Dividend yield	0
Expected volatility	63.02%-65.22%
Risk-free interest	1.69%-1.71%
Exercise price	3.45-4.00
Expected life	4.89-5.52

Based on the Group's policy, the Group generally mitigates the currency risk arising from recognized assets and recognized liabilities denominated in foreign currency other than the functional currency by maintaining part of the available liquid sources in deposits in foreign currency. Accordingly, the main currency exposures presented in the sensitivity tables are for those deposits.